Significant restructuring transaction, mergers and acquisitions and equity investments- Cainiao Network (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Feb. 29, 2016 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill				¥ 125,420	¥ 81,645	$ 25,850	¥ 162,149
Total purchase price is comprised of:
- cash consideration			¥ 17,300	¥ 41,836	3,055
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods			16 years
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods			20 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods			5 years
Cainiao Network
Acquisition
Percentage of equity interest acquired		51.00%
The allocation of the purchase price at the date of acquisition
Net assets acquired		¥ 23,937
Goodwill		32,418
Deferred tax assets		920
Deferred tax liabilities		(5,197)
Noncontrolling interests		(33,189)
Total		33,657
Total purchase price is comprised of:
- cash consideration	$ 803	5,322
- fair value of previously held equity interests		28,335
Total		33,657
Property and equipment		15,144
Bank borrowings		¥ 5,288
Weighted average amortization period	14 years 3 months 18 days	14 years 3 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition			¥ 22,442
Cainiao Network | Maximum
Total purchase price is comprised of:
Estimated amortization periods	16 years	16 years
Cainiao Network | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 9,344
Cainiao Network | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		4,965
Cainiao Network | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 459
Cainiao Network
Acquisition
Cost of equity interest					¥ 6,992			¥ 2,400
Equity interest (as a percent)					47.00%